Non-controlling Interests (Tables)	12 Months Ended
Dec. 31, 2021
Consolidated subsidiaries information
Schedule of information about non-controlling interests

	2021		2020
Capital stock	Ps.	1,100,312	Ps.	1,102,334
Additional paid-in capital		2,986,354		2,986,360
Legal reserve		215,736		216,071
Retained earnings from prior years (1) (2) (3) (4)		9,649,348		8,483,413
Net income for the year		1,298,959		1,553,166
Accumulated other comprehensive income (loss):
Cumulative result from foreign currency translation		174,598		166,275
Remeasurement of post-employment benefit obligations on defined benefit plans		(18,905)		(10,595)
	Ps.	15,406,402	Ps.	14,497,024

(1)	In 2021, 2020 and 2019, the holding companies of the Sky segment paid a dividend to its equity owners in the aggregate amount of Ps.750,000, Ps.2,750,000 and Ps.3,800,000, respectively, of which Ps.309,174, Ps.1,134,808 and Ps.1,570,659, respectively, were paid to its non-controlling interests.
(2)	In 2021, Publicidad Virtual, S.A. de C.V. paid a dividend to its equity owners in the aggregate amount of Ps.40,000, of which Ps.19,600 was paid to its non-controlling interests.
(3)	In 2020, the stockholders of Pantelion approved the payment of a dividend in the amount of Ps.394,269, of which Ps.193,192 was paid to for its non-controlling interests.
(4)	In 2020, the stockholders of Radiópolis approved the payment of a dividend in the amount of Ps.650,346, of which Ps.325,173 was paid to its non-controlling interests.

Empresas Cablevision And Sky
Consolidated subsidiaries information
Schedule of consolidated assets and liabilities of subsidiaries

	Empresas Cablevisión				Sky
	2021		2020		2021		2020
Assets:
Current assets	Ps.	6,653,310	Ps.	6,046,592	Ps.	5,689,494	Ps.	6,632,763
Non-current assets		24,099,561		22,499,913		19,590,056		18,515,500
Total assets		30,752,871		28,546,505		25,279,550		25,148,263

Liabilities:
Current liabilities		5,755,703		5,267,184		3,685,208		5,182,302
Non-current liabilities		4,308,115		3,943,909		7,041,237		5,967,680
Total liabilities		10,063,818		9,211,093		10,726,445		11,149,982
Net assets	Ps.	20,689,053	Ps.	19,335,412	Ps.	14,553,105	Ps.	13,998,281

Schedule of consolidated net sales, net income and comprehensive income of subsidiaries

	Empresas Cablevisión				Sky
	2021		2020		2021		2020
Net sales	Ps.	16,849,160	Ps.	15,906,914	Ps.	22,026,616	Ps.	22,134,943
Net-income		1,135,053		1,828,000		1,281,472		1,848,374
Total comprehensive income		1,134,181		1,820,135		1,304,822		1,864,408

Schedule of consolidated cash flows of subsidiaries

	Empresas Cablevisión				Sky
	2021		2020		2021		2020
Cash flows from operating activities	Ps.	5,594,662	Ps.	3,959,679	Ps.	6,004,261	Ps.	8,645,025
Cash flows used in investing activities		(5,144,521)		(5,824,827)		(5,236,815)		(5,547,152)
Cash flows (used in) from financing activities		(740,046)		2,104,416		(1,350,432)		(6,392,614)
Net (decrease) increase in cash and cash equivalents	Ps.	(289,905)	Ps.	239,268	Ps.	(582,986)	Ps.	(3,294,741)